Income Taxes - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	¥ 206,471	¥ 90,979	¥ 49,183
Additions	103,399	137,122	41,796
Reversals	(5,709)	(21,630)
Ending balance	¥ 304,161	¥ 206,471	¥ 90,979